Related party and shareholder transactions	12 Months Ended
Dec. 31, 2012
Related party and shareholder transactions [Abstract]
Related party and shareholder transactions

Note 17 - Related party and shareholder transactions

The Company's majority shareholder, Sun Zone Investments Limited ("Sun Zone") was the parent company of Mosview Technology Group Ltd., ("Mosview"), and BORO (Fujian) Electronic Co., Ltd., ("BORO"). The ownership of Mosview and BORO were transferred to an unrelated third party in February 2010. Therefore, Sun Zone no longer owns any interest in Mosview or BORO as of December 31, 2012 and 2011.

Edge10 Corporation Limited ("Edge10") was incorporated in the United Kingdom and is owned by an unrelated individual. The Company's CEO was the sole director of Edge10 since December 8, 2010. Prior to 2011, SGOCO sold products to Mosview, which then sold to Edge10. During the year ended December 31, 2011, SGOCO sold products to a third-party trading company, which then sold to Edge10. There were no direct transactions between SGOCO and Edge10 during the years ended December 31, 2012, 2011 and 2010.

In the ordinary course of business, the Company conducted business with Mosview and BORO in 2010. All transactions with related parties are short-term in nature. Settlements for the balances are usually in cash. The Company did not conduct any businesses with Mosview and BORO in 2012 and 2011.

The Company had the following related party transactions as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010, respectively:

Revenues-related parties

Name of related parties	2012	2011	2010

BORO	$-	$-	$5,482
Mosview	-	-	7,136
	$-	$-	$12,618

Purchase - related party

Name of related party	2012	2011	2010

Mosview	$-	$-	$7,256

Short-term loan - shareholder

Name of related party	December 31, 2012	December 31, 2011

Sun Zone Investments Limited	$209	$209

In the past, the Company and BORO provided working capital loans to each other. The loans were interest-free demand loans and were not formalized in written documents. The Company utilized loans from BORO rather than banking institutions because the approval process was faster and the loans were interest free. The Company provided BORO with such loans in prior periods as BORO was a significant customer of SGOCO.

During the year ended December 31, 2011, Sun Zone loaned $209 to the Company. As of December 31, 2012, this amount remained outstanding to Sun Zone. The loan is non-interest bearing, unsecured, and payable on demand.